Investment Strategy - Worth Charting Options Income ETF	Apr. 23, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate premium income through an options strategy (the “Options Strategy”) implemented by the Fund’s sub-adviser, Worth Charting Group LLC (the “Sub-Adviser”). The Options Strategy principally involves the simultaneous (i) selling of short-term call options coupled with buying higher strike price call options (i.e. a short call spread) and (ii) selling uncovered short-term put options, in each instance on equity securities of U.S. exchange-listed companies (including American Depositary Receipts (“ADRs”) of non-U.S. companies traded on U.S. exchanges) (each an “Underlying Security”). The Options Strategy pursued by the Sub-Adviser on behalf of the Fund is a variation of what is commonly referred to as a “strangle” with the aim of generating income while limiting potential loss (as described below). The Fund will also hold cash, cash equivalents and/or short-term U.S. Treasury securities, serving the dual purposes of providing collateral for the Options Strategy and contributing to income generation for the Fund.

Options Strategy

Strategy Overview.

A strangle is an options trading strategy often deployed after periods of short-term price volatility of the Underlying Security, with the Underlying Security serving as the reference asset for the options traded. The strategy is designed to profit when an Underlying Security’s price fluctuates within a range bounded by a sold call option’s higher strike price and a sold put option’s lower strike price – which forms the “strangle.” At a high level, a strangle is designed to take advantage of “time decay” (i.e., the decrease in the value of an option over the time left until its expiration). It is generally deployed on an Underlying Security after a “volatility spike” occurs when market expectations or views of a security’s future price fluctuate (i.e., an indicator of near- or short-term price volatility). After a “volatility spike” when implied volatility is high, often characterized by rapid or exacerbated Underlying Security price movements, premiums received for selling the options on the security earlier in the period are typically higher, and thereafter decrease as the volatility subsides (i.e., time decay).

To initiate a strangle, both a call option (typically at a strike price above the current market price) and a put option (typically at a strike price below the current market price) are sold simultaneously on the same Underlying Security with the same expiration date. As both options are sold at a price above (for a call) or below (for a put) the current price of the Underlying Security, the options are “out of the money” (“OTM”), as they have no intrinsic value (meaning exercising them OTM would not be profitable). However, the premiums received from selling those options create an initial credit, and represent the strangle position’s maximum potential profit. A strangle profits typically if the Underlying Security’s price prior to expiration remains within the upper and lower range created by the strike prices of the sold call and put options, but can be unprofitable and incur loss if the price “breaks through” the upper or lower range of the strangle. Sustained periods of Underlying Security price volatility make it more likely that its price will break-through the range boundary of the strangle prior to expiration, increasing the potential for loss.

See the section in the Fund’s Prospectus titled “Additional Information About the Funds – Options Terminology for additional explanations of certain terms used in relation to the Options Strategy and options trading generally.

Sub-Adviser’s Implementation of the Options Strategy.

In its implementation of the Options Strategy on behalf of the Fund, the Sub-Adviser applies a variation of the strangle described above by simultaneously selling short-term call options, which are hedged with purchasing higher strike price call options (creating a “short call spread” as a hedge), and selling uncovered short-term put options on the same Underlying Securities. The added purchase of the higher-strike call option as a hedge limits the Fund’s upside risk should an Underlying Security’s price break-through the upper range of the strangle.

The Underlying Securities selected for implementation of the Options Strategy are those having market price characteristics that the Sub-Adviser believes are well-suited to the strategy’s goal of generating premium income. The options sold will be “front month” options, which are those with the nearest available expiration date (typically 20 to 25 days). The Sub-Adviser believes front-month options provide optimal liquidity for the portfolio because they generally exhibit higher trading volumes and narrower bid-ask spreads.

Initiation of each strangle position will result in the Fund’s collection of premium income generated from selling the options less the premium spent to purchase the higher strike call option to hedge upside risk exposure. The Fund will typically hold the positions until their expiration, unless one or both sides of a particular strangle (i.e., the call or the put) experience time decay to such an extent that the Sub-Adviser elects to close out one or both sides of the strangle position. The Sub-Adviser will generally consider closing out one or both sides of a strangle position when it observes premiums on those options in the marketplace declining to less than 10% of the total premium collected by the Fund at the initiation of the position.

The Sub-Adviser implements its strangles such that the sold put side of the position is uncovered (i.e., the Fund does not hold in its investment portfolio the Underlying Securities used as reference assets at the time of entry into a strangle position); whereas the call side of each strangle is hedged via the short call spread. Should an Underlying Security’s price break through the lower range of a strangle (i.e., price declines below the sold put’s strike price), the Fund may be required to buy the Underlying Security at the put’s strike price, with downside risk of loss limited to no more than the full put strike price (less premium earned) should the Underlying Security’s price go to zero. Should an Underlying Security’s price break through the upper range of a strangle (i.e., price increases above the sold call’s strike price), the Fund may be required to buy the Underlying Security at its higher market price and sell it for a loss at the sold call option’s lower strike price. However, this potential upside risk of loss is capped by the purchase of the higher-strike call option (i.e., the hedge) and will not exceed the difference between upper and lower strike prices of the spread (less net premium received on the spread), regardless of how much higher the Underlying Security’s price may increase. In either case, and notwithstanding the above-described limits or caps on the strategy’s upside and downside risks of loss, the Fund is subject to potentially substantial loss in satisfying its obligations under the options contracts to purchase and/or sell shares of an Underlying Security.

Strangle positions are initiated by the Sub-Adviser at times when it observes a particular Underlying Security experiencing an aggressive or outsized price move higher or lower (e.g., a 12% to 15% or more move in either direction), typically the result of quarterly earnings reports or other news- or media-reported events prompting the Underlying Security’s price movements. These other events may include analyst upgrades or downgrades, a gain or loss of major customers or suppliers, management changes, earnings restatements or other material events (i.e., signaling the onset of an implied volatility environment for the security). Such price movements most often occur at “market open,” when the Underlying Security begins its regular daily trading session as traders react to overnight information, pre-market activity, or news (often leading to higher volume and volatility at market open). The Sub-Adviser views aggressive price movements at market open as most often being short-lived phenomena. In these environments, the Sub-Adviser seeks to maximize potential premium income by initiating strangle positions as soon as practicable upon observing an Underlying Security’s price gapping up or down (significantly) at market open.

The Sub-Adviser expects potential premium income from selling options to be highest immediately following market reactions to current events, as Underlying Securities are frequently mispriced during periods when market emotions are elevated (e.g., fear, greed or other psychological states temporarily overriding rational decision-making). As markets digest new information about an Underlying Security, its price often stabilizes, reducing both implied volatility and opportunities for capturing higher option premiums (i.e., time decay), and as such, the Sub-Adviser expects to rarely execute the Options Strategy in respect of an Underlying Security prior to quarterly earnings reports or other regularly occurring events that typically prompt short-term market price movements.

The Fund will limit its maximum overall notional exposure to no more than 125% of its net assets through its options positions, meaning that the total value of the Underlying Securities underpinning the Fund’s options positions will not exceed 1.25 times the Fund’s net assets (i.e., notional exposure reflects leverage and potential market risk). Leverage can amplify losses, particularly during periods of market volatility, and the Fund’s uncovered options positions (i.e., selling options without owning the Underlying Security) can carry significant risk. The Sub-Adviser will, however, seek to mitigate such risks by hedging its positions (as described above), and sizing the Fund’s strangle option positions to limit notional exposure represented by any single position within the portfolio to no more 10% of the Fund’s net assets. The Sub-Adviser may also close out one or both sides of a strangle position when, as mentioned above, it observes declining premiums on those options in the marketplace, or otherwise to mitigate the risk of material loss if market conditions move against existing position(s) in the Options Strategy portfolio. The Sub-Adviser may also seek to mitigate risk of loss by rolling options positions to later expiration dates if an Underlying Security’s price moves close to one of the position’s upper or lower strike prices, or it may adjust strike prices to create wider upper and lower price boundaries for a strangle position. Further, the Fund’s options transactions are conducted pursuant to a derivatives risk management program that includes procedures designed to manage the Fund’s use of derivatives such as option contracts. The program imposes limits on exposure, monitors margin requirements and option counterparty creditworthiness, and includes periodic stress testing of the Fund’s portfolio. Stress testing involves scenario analyses and simulations to evaluate potential impacts to the Fund in the event of extreme volatility. market illiquidity or other adverse market conditions.

There can be no guarantee that any actions taken to mitigate risk associated with the Options Strategy will be successful in avoiding Fund losses.

The Sub-Adviser will use as reference assets for options positions only Underlying Securities that are listed on U.S. exchanges, and primarily those issued by large capitalization companies (e.g., greater than $15 billion market values) based in developed countries across North America, Europe and Asia (e.g., high income nations with advanced infrastructure, strong economies and stable political climates). In the (i) selection of Underlying Securities upon which to implement the Options Strategy, (ii) determination of optimal timing for entry into and/or exit out of strangle positions, and (iii) selection of upper and lower strike price ranges for the strangles, the Sub-Adviser places exclusive emphasis on technical analysis, a method of evaluating investment opportunities by using charts or computer programs to identify patterns in market data, such as price change, rates of change, and changes in volume of trading, open interest and other statistical indicators. It applies technical analysis tools to project the direction in which a market or the price of an Underlying Security will move (or not move) following a substantial one-day move up or down in the Underlying Security. Positions implemented in accordance with the Options Strategy are based on a combination of the Sub-Adviser’s techniques for predicting market direction, judgment and experience, and perceived market opportunities. The Sub-Adviser’s methodology is both systematic and strategic, and requires the exercise of strategic judgment by the Sub-Adviser in evaluating its methods, which use technical analysis, possible modifications of such methods from time to time, and in the strategy’s implementation. By strategically entering and exiting options positions, the Sub-Adviser seeks to enhance the Fund’s income potential.

Collateral

As part of the Fund’s strategy, the Fund holds collateral investments. The Fund expects to invest approximately 100% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Sub-Adviser determines), that provide liquidity, serve as margin or collateral for the Fund’s options positions and also contribute to income generation for the Fund.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in options contracts and other financial instruments designed to generate net option premium income or other types of income. For purposes of compliance with this investment policy, options contracts or other derivative contracts will be valued at their notional value.

The Fund intends to pay out dividends and interest income, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund will employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in options contracts and other financial instruments designed to generate net option premium income or other types of income.